Financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of redeemable preference shares with no fixed redemption date
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	108,025	153,651
Fair value adjustment for the year	7,774	(35,626)
Redemption of preferred shares during the year	(37,500)	(10,000)
Balance, end of year	78,299	108,025